PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2019	2018	2019	2018
Change in benefit obligations
Benefit obligations at the beginning of the year	$1,283.2	$1,320.4	$71.4	$60.5
Service costs	30.4	36.4	2.3	2.1
Interest costs	51.4	46.0	2.6	2.8
Plan participants’ contributions	10.0	11.1	—	—
Actuarial loss (gain) arising from:
Financial assumptions	167.4	(75.7)	14.1	20.5
Demographic assumptions	6.4	—	0.3	(12.3)
Participant experience	(3.4)	(1.1)	(3.0)	(0.5)
Benefits and settlements paid	(66.7)	(55.1)	(1.6)	(1.7)
Plan amendments and other	1.9	1.2	(23.2)	—
Benefit obligations at the end of the year	$1,480.6	$1,283.2	$62.9	$71.4

Change in plan assets
Fair value of plan assets at the beginning of the year	$1,217.3	$1,267.3	$—	$—
Actual return on plan assets	155.9	(37.5)	—	—
Employer contributions	31.6	34.0	1.6	1.7
Plan participants’ contributions	10.0	11.1	—	—
Administrative fees	(2.4)	(2.5)	—	—
Benefits and settlements paid	(66.7)	(55.1)	(1.6)	(1.7)
Fair value of plan assets at the end of the year	$1,345.7	$1,217.3	$—	$—

Schedule of fair value of plan assets

	2019	2018
Equity securities:
Canadian	16.5%	21.1%
Foreign	25.4	31.2
Debt securities	57.4	46.6
Other	0.7	1.1
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2019	2018	2019	2018
Benefit obligations	$(1,480.6)	$(1,283.2)	$(62.9)	$(71.4)
Fair value of plan assets	1,345.7	1,217.3	—	—
Plan deficit	(134.9)	(65.9)	(62.9)	(71.4)
Asset limit and minimum funding adjustment	(11.7)	(16.0)	—	—
Net amount recognized[1]	$(146.6)	$(81.9)	$(62.9)	$(71.4)
[1]	The net liability recognized for 2019 is $209.5 million ($153.3 million in 2018) and is included in “Other Liabilities” (note 22).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2019	2018	2017	2019	2018	2017
Actuarial (loss) gain on benefit obligations	$(170.4)	$76.8	$(78.0)	$(11.4)	$(7.7)	$15.8
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	107.9	(80.9)	59.1	—	—	—
Asset limit and minimum funding adjustment	4.9	5.0	(0.1)	—	—	—
Re-measurements (loss) gain recorded in other comprehensive income	$(57.6)	$0.9	$(19.0)	$(11.4)	$(7.7)	$15.8

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2019	2018	2017	2019	2018	2017
Employee costs:
Service costs	$30.4	$36.4	$33.9	$2.3	$2.1	$1.9
Plan amendments, administrative fees and other	4.4	3.7	3.0	(23.2)	—	—
Interest on net defined benefit liability	4.2	3.4	2.9	2.6	2.8	2.9
Net benefit costs (gain)	$39.0	$43.5	$39.8	$(18.3)	$4.9	$4.8

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension and postretirement benefits
	2019	2018	2017
Benefit obligations
Rates as of year-end:
Discount rate	3.10%	3.90%	3.50%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.90%	3.50%	3.90%
Rate of compensation increase	3.00	3.00	3.00